SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,224)	$ (3,727)
Other comprehensive income before reclassifications	1,324	910
Amounts reclassified from accumulated other comprehensive income	(1,146)	(407)
Net current-period other comprehensive income (loss)	178	503
Ending balance	(3,046)	(3,224)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,122)	(3,636)
Other comprehensive income before reclassifications	(95)	514
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(95)	514
Ending balance	(3,217)	(3,122)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(102)	(91)
Other comprehensive income before reclassifications	1,419	396
Amounts reclassified from accumulated other comprehensive income	(1,146)	(407)
Net current-period other comprehensive income (loss)	273	(11)
Ending balance	$ 171	$ (102)